INCOME TAX (Details 2)	12 Months Ended
Dec. 31, 2021 CAD ($)
Pebble Services Inc.
Statement [Line Items]
Tax losses	$ 331,249,000
Resource pools	92,812,000
Other	5,145,000
Within one year
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	0
One to Five Years
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	4,955,000
After Five Years
Statement [Line Items]
Tax losses	297,507,000
Resource pools	0
Other	0
No Expiry Date
Statement [Line Items]
Tax losses	33,742,000
Resource pools	92,812,000
Other	$ 190,000